UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Strategic Government Securities Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 107.0%
Federal Home Loan Mortgage Corp., 7.0%, with various maturities from 6/1/2032 until 10/1/2038	600,815	702,855
Federal National Mortgage Association:
3.0%, 7/1/2042 (a)	18,000,000	18,590,625
4.5%, 8/1/2041	771,040	840,464
6.0%, 8/1/2035	75,574	81,422
Government National Mortgage Association:
3.0%, with various maturities from 7/1/2042 until 9/15/2042 (a)	164,210,561	171,357,264
3.5%, with various maturities from 10/1/2041 until 10/20/2042 (a)	278,600,364	299,754,559
4.0%, with various maturities from 7/1/2040 until 8/20/2042 (a)	191,596,168	208,608,096
4.49%, 6/15/2041	2,342,915	2,578,520
4.5%, with various maturities from 6/20/2033 until 2/20/2042 (a)	271,959,046	299,223,910
4.55%, 1/15/2041	4,442,548	4,936,798
4.625%, 4/15/2041	2,199,467	2,419,779
5.0%, with various maturities from 3/20/2029 until 7/20/2041	294,214,503	323,139,896
5.5%, with various maturities from 12/15/2024 until 5/20/2041	252,086,742	277,934,833
6.0%, with various maturities from 11/15/2028 until 5/15/2040	169,552,553	190,758,649
6.5%, with various maturities from 10/15/2024 until 9/20/2039	42,812,515	48,333,860
7.0%, with various maturities from 9/15/2035 until 2/15/2039	7,675,717	8,796,012
7.5%, with various maturities from 1/20/2027 until 6/20/2031	10,864	12,649

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,822,711,355)		1,858,070,191
Collateralized Mortgage Obligations 14.8%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	1,408,172	283,960
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	707,256	637,312
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	9,591,345	6,602,509
"BC", Series 4144, 2.5%, 12/15/2042	743,640	659,043
"KB", Series 4144, 2.5%, 12/15/2042	2,100,000	1,899,058
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	9,265,779	593,198
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	2,038,954	221,264
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	16,591,228	1,524,555
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	2,937,072	203,203
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	4,052,756	438,853
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	3,143,722	241,598
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,980,660	198,051
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	2,877,083	234,520
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	3,326,736	532,652
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	9,200,461	909,811
"PT", Series 3586, 3.375% *, 2/15/2038	5,423,853	5,588,255
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	5,024,140	65,690
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	2,762,874	195,251
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	13,786,999	2,444,079
"ZW", Series 3763, 4.5%, 11/15/2040	8,860,670	9,762,495
"57", Series 256, Interest Only, 5.0%, 3/15/2023	1,904,572	159,161
"ZK", Series 3382, 5.0%, 7/15/2037	9,058,529	10,207,340
"PE", Series 2489, 6.0%, 8/15/2032	4,828,844	5,410,577
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	626,145	96,015
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	3,719,081	527,990
"SG", Series 3033, Interest Only, 6.444% **, 9/15/2035	2,111,690	342,512
"A", Series 172, Interest Only, 6.5%, 1/1/2024	248,369	37,136
"SB", Series 2742, Interest Only, 6.794% **, 1/15/2019	2,343,730	279,182
"SB", Series 2788, Interest Only, 6.894% **, 10/15/2022	70,734	609
"SN", Series 3175, Interest Only, 6.944% **, 6/15/2036	5,710,985	1,125,387
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	722	721
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	3,127,353	422,171
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	6,498,161	726,713
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	10,448,935	824,532
"KI", Series 2012-98, Interest Only, 3.5%, 7/25/2027	24,026,773	3,399,916
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	4,417,454	464,638
"25", Series 351, Interest Only, 4.5%, 5/1/2019	2,042,349	190,310
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	2,852,261	154,721
"CZ", Series 2011-99, 4.5%, 10/25/2041	4,262,796	4,786,596
"21", Series 334, Interest Only, 5.0%, 3/1/2018	2,292,099	177,745
"20", Series 334, Interest Only, 5.0%, 3/1/2018	1,700,199	129,660
''23", Series 339, Interest Only, 5.0%, 7/1/2018	1,685,013	135,052
"27", Series 351, Interest Only, 5.0%, 4/1/2019	1,736,913	147,657
"26", Series 381, Interest Only, 5.0%, 12/25/2020	438,590	36,727
"PZ", Series 2007-47, 5.0%, 5/25/2037	6,488,344	7,110,424
"ZA", Series 2008-24, 5.0%, 4/25/2038	15,909,131	17,971,109
"ZX", Series 2010-13, 5.0%, 3/25/2040	12,723,181	14,844,642
"KT", Series 2007-32, 5.5%, 4/25/2037	1,684,938	1,812,032
"HS", Series 2009-87, Interest Only, 5.946% **, 11/25/2039	12,005,028	1,840,337
"ZB", Series 2005-37, 6.0%, 5/25/2035	2,486,262	2,678,357
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	8,129,016	872,431
"PI", Series 2007-75, Interest Only, 6.336% **, 8/25/2037	7,229,851	1,480,564
"SB", Series 2010-107, Interest Only, 6.386% **, 9/25/2040	27,014,442	4,576,760
"PI", Series 2006-20, Interest Only, 6.476% **, 11/25/2030	5,597,616	1,138,329
"SA", Series 2005-17, Interest Only, 6.496% **, 3/25/2035	2,430,131	542,109
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	596,451
"SI", Series 2007-23, Interest Only, 6.566% **, 3/25/2037	1,172,586	222,201
"SJ", Series 2007-36, Interest Only, 6.566% **, 4/25/2037	2,887,861	421,829
"SA", Series 2005-42, Interest Only, 6.596% **, 5/25/2035	5,101,712	601,676
"KI", Series 2005-65, Interest Only, 6.796% **, 8/25/2035	1,326,580	241,136
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,098,766	902,120
"IG", Series 2010-147, Interest Only, 2.0%, 11/16/2013	17,766,102	220,364
"HX", Series 2012-91, 3.0%, 9/20/2040	5,642,257	6,000,204
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	13,943,398	1,821,476
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	3,799,095	323,388
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	5,781,556	348,458
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	1,994,085	24,827
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	1,978,313	354,659
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,497,648
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	3,369,153	448,255
"GP", Series 2010-67, 4.5%, 3/20/2039	4,000,000	4,565,920
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	3,885,534	565,585
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	8,666,917	1,775,395
"ZV", Series 2011-73, 4.5%, 5/20/2041	8,621,864	9,908,159
"VB", Series 2010-26, 5.0%, 1/20/2024	2,114,467	2,491,141
"LV", Series 2012-77, 5.0%, 7/20/2026	4,079,363	4,505,232
"ZB", Series 2004-31, 5.0%, 4/20/2034	8,665,570	9,843,597
"Z", Series 2004-61, 5.0%, 8/16/2034	1,902,374	2,204,096
"ZB", Series 2005-15, 5.0%, 2/16/2035	13,359,604	15,307,169
"Z", Series 2005-25, 5.0%, 3/16/2035	2,956,482	3,341,186
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	5,323,913	166,703
"ZA", Series 2006-47, 5.0%, 8/16/2036	7,338,059	8,614,597
"Z", Series 2008-5, 5.0%, 1/20/2038	7,260,034	8,126,363
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	2,875,917	655,168
"ZN", Series 2009-64, 5.0%, 7/20/2039	16,445,674	19,156,710
"PJ", Series 2009-73, 5.0%, 8/16/2039	6,495,999	7,176,366
"Z", Series 2009-112, 5.0%, 11/20/2039	8,198,199	9,562,712
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	15,290	0
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,788,702	193,686
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	4,576,082	435,888
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,641,469	164,923
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	808,676	53,589
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	2,214,400	295,446
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	2,312,760	257,236
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	1,496,568	211,673
"BS", Series 2011-93, Interest Only, 5.894% **, 7/16/2041	23,909,804	3,460,294
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	3,719,855	409,923
"BZ", Series 2004-46, 6.0%, 6/20/2034	1,761,496	2,018,686
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	524,118	132,639
"AV", Series 2010-14, Interest Only, 6.094% **, 2/16/2040	6,140,545	1,071,109
"SM", Series 2009-100, Interest Only, 6.244% **, 5/16/2039	3,315,819	473,227
"SA", Series 2006-49, Interest Only, 6.255% **, 2/20/2036	6,609,207	704,857
"SI", Series 2008-27, Interest Only, 6.265% **, 3/20/2038	4,834,797	610,410
"SL", Series 2009-100, Interest Only, 6.294% **, 5/16/2039	3,868,455	615,995
"QA", Series 2007-57, Interest Only, 6.295% **, 10/20/2037	2,957,660	487,018
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	1,781,326	328,356
"SA", Series 2006-69, Interest Only, 6.595% **, 12/20/2036	6,328,933	781,247
"S", Series 1999-17, Interest Only, 7.994% **, 5/16/2029	546,746	113,483
"S", Series 2000-14, Interest Only, 8.144% **, 2/16/2030	2,017,803	478,188

Total Collateralized Mortgage Obligations (Cost $233,551,816)		257,174,183
Government & Agency Obligations 3.3%
U.S. Government Sponsored Agency 1.0%
Federal National Mortgage Association, 3.0%, 11/15/2027	17,500,000	17,508,358
U.S. Treasury Obligations 2.3%
U.S. Treasury Bill, 0.13% ***, 3/7/2013 (b)	4,810,000	4,809,798
U.S. Treasury Notes:
0.375%, 4/15/2015 (c)	27,000,000	27,042,174
0.75%, 6/15/2014 (d)	9,000,000	9,065,745

		40,917,717

Total Government & Agency Obligations (Cost $58,433,241)		58,426,075

	Contracts	Value ($)

Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5	100	21,875

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.4%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	36,000,000	1,406,898
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	34,000,000	1,258,656
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	34,000,000	1,175,203
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	40,700,000	1,350,878
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	39,500,000	1,201,479

		6,393,114

Total Call Options Purchased (Cost $8,593,346)		6,414,989

	Contract Amount	Value ($)

Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	40,700,000	763,695
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	39,500,000	861,108

Total Put Options Purchased (Cost $2,726,033)		1,624,803

	Shares	Value ($)

Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 0.17% (e) (f) (Cost $15,337,500)	15,337,500	15,337,500
Cash Equivalents 0.9%
Central Cash Management Fund, 0.11% (e) (Cost $15,346,426)	15,346,426	15,346,426

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,156,699,717) †	127.4	2,212,394,167
Other Assets and Liabilities, Net	(27.4)	(475,869,391)

Net Assets	100.0	1,736,524,776

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

**	These securities are shown at their current rate as of January 31, 2013.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,156,753,362.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $55,640,805.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $71,237,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,597,049.

(a)	When-issued or delayed delivery security included.
(b)	At January 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $15,023,430, which is 0.9% of net assets.
(d)	At January 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/20/2013	630	84,456,887	(1,637,690)
10 Year U.S. Treasury Note	USD	3/19/2013	432	56,713,500	(72,072)
Federal Republic of Germany Euro-Schatz	EUR	3/7/2013	982	146,996,327	(598,396)
Ultra Long U.S. Treasury Bond	USD	3/19/2013	164	25,671,125	(221,617)
Total unrealized depreciation					(2,529,775)

At January 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2013	308	39,071,321	286,998
10 Year Japanese Government Bond	JPY	3/11/2013	34	53,651,922	(78,535)
10 Year U.S. Treasury Note	USD	3/19/2013	175	22,974,219	147,271
2 Year U.S. Treasury Note	USD	3/28/2013	117	25,789,359	1,594
5 Year U.S. Treasury Note	USD	3/28/2013	680	84,139,375	588,282
Federal Republic of Germany Euro-Bund	EUR	3/7/2013	272	52,406,770	323,594
United Kingdom Long Gilt Bond	GBP	3/26/2013	53	9,781,830	(4,300)
Total net unrealized appreciation					1,264,904

At January 31, 2013, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (g)

Put Options
10 Year U.S. Treasury Note Future	300	2/22/2013	131.0	116,527	(159,375)

(g)	Unrealized depreciation on written options on exchange-traded futures contracts at January 31, 2013 was $42,848.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	2/1/2017	1,468,800	(1,304,753)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	2/1/2017	1,428,519	(1,163,024)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	36,000,000	5/9/2016	1,224,000	(969,350)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	34,000,000	4/25/2016	1,258,000	(864,005)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	34,000,000	4/20/2016	1,212,100	(805,236)
Total Call Options				6,591,419	(5,106,368)

Put Options
Pay Fixed - 1.9% - Receive Floating - LIBOR	4/24/2013 4/24/2023	34,000,000	4/22/2013	465,800	(140,172)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	2/1/2017	1,468,800	(1,038,654)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	2/1/2017	1,428,519	(1,118,507)
Total Put Options				3,363,119	(2,297,333)

Total				9,954,538	(7,403,701)

(h)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2013 was $2,550,837.

Options on Mortgage-Backed Securities - TBAs

	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (i)

Call Options
30-Year GNSF	3.0	25,000,000	2/12/2013	105.3	105,469	(10,767)
30-Year GNSF	3.0	25,000,000	3/12/2013	105.6	89,843	(31,250)
30-Year GNSF	3.0	25,000,000	3/12/2013	105.1	162,109	(57,257)
30-Year GNSF	3.5	25,000,000	3/12/2013	108.0	107,422	(45,101)
30-Year GNSF	3.5	25,000,000	3/12/2013	108.4	50,781	(16,708)
30-Year GNSF	3.0	25,000,000	4/11/2013	105.4	145,508	(46,816)
30-Year GNSF	3.0	25,000,000	4/11/2013	104.2	218,750	(167,118)
30-Year GNSF	3.0	25,000,000	4/11/2013	104.9	210,938	(81,552)
30-Year GNSF	3.0	25,000,000	4/11/2013	105.4	132,813	(67,383)
30-Year GNSF	3.0	25,000,000	4/11/2013	105.4	134,765	(57,968)
30-Year GNSF	3.5	25,000,000	4/11/2013	107.8	141,602	(76,435)
30-Year GNSF	3.5	25,000,000	4/11/2013	108.2	78,125	(41,992)
30-Year GNSF	3.5	25,000,000	4/11/2013	107.8	141,602	(67,701)
30-Year GNSF	4.0	25,000,000	4/11/2013	108.9	89,844	(40,948)
Total Call Options					1,809,571	(808,996)

Put Options
30-Year GNSF	3.0	25,000,000	2/12/2013	105.3	121,094	(284,114)
30-Year GNSF	3.0	25,000,000	2/12/2013	105.8	170,898	(400,619)
30-Year GNSF	3.0	25,000,000	2/12/2013	105.3	105,469	(284,114)
30-Year GNSF	3.0	25,000,000	3/12/2013	105.1	164,062	(341,979)
30-Year GNSF	3.0	25,000,000	3/12/2013	105.6	208,984	(438,552)
30-Year GNSF	3.0	25,000,000	3/12/2013	104.6	105,469	(248,047)
30-Year GNSF	3.0	25,000,000	3/12/2013	105.1	162,109	(330,392)
30-Year GNSF	3.5	25,000,000	3/12/2013	107.4	60,547	(150,063)
30-Year GNSF	3.5	25,000,000	3/12/2013	108.0	107,422	(228,669)
30-Year GNSF	3.0	25,000,000	4/11/2013	104.4	167,969	(342,527)
30-Year GNSF	3.0	25,000,000	4/11/2013	104.2	218,750	(258,857)
30-Year GNSF	3.0	25,000,000	4/11/2013	104.4	158,203	(300,781)
30-Year GNSF	3.0	25,000,000	4/11/2013	104.4	156,250	(320,419)
30-Year GNSF	3.0	25,000,000	4/11/2013	104.9	210,937	(420,335)
30-Year GNSF	3.5	25,000,000	4/11/2013	107.2	87,891	(184,570)
30-Year GNSF	3.5	25,000,000	4/11/2013	107.8	141,602	(267,794)
30-Year GNSF	3.5	25,000,000	4/11/2013	107.8	141,602	(216,045)
30-Year GNSF	4.0	25,000,000	4/11/2013	108.9	89,844	(198,844)
Total Put Options					2,579,102	(5,216,721)

Total					4,388,673	(6,025,717)

(i)	Unrealized depreciation on written options on mortgage-backed securities - TBAs at January 31, 2013 was $1,637,044.

GNSF: Government National Single Family
LIBOR: London Interbank Offered Rate
TBA: To Be Announced

At January 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation (Depreciation) ($)

7/16/2013 7/16/2014	165,000,0001	Fixed - 0.515%	Floating - LIBOR	(185,229)	6,212	(191,441)
12/27/2013 12/27/2020	162,600,0001	Fixed - 1.656%	Floating - LIBOR	(2,409,049)	—	(2,409,049)
7/16/2013 7/16/2033	22,700,0001	Fixed - 2.322%	Floating - LIBOR	2,082,927	(8,681)	2,091,608
7/16/2013 7/16/2018	24,900,0001	Floating - LIBOR	Fixed - 1.148%	(76,781)	(5,000)	(71,781)
7/16/2013 7/16/2023	7,200,0001	Floating - LIBOR	Fixed - 1.858%	(234,090)	(2,899)	(231,191)
7/16/2013 7/16/2043	17,800,0001	Floating - LIBOR	Fixed - 2.424%	(2,303,412)	24,907	(2,328,319)
Total net unrealized depreciation					(3,140,173)

Counterparty
1	Nomura International PLC

As of January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,667,313	GBP	2,950,000	2/22/2013	10,913	UBS AG
USD	18,555,891	NOK	103,270,000	2/22/2013	334,317	UBS AG
USD	13,713,476	NZD	16,370,000	2/22/2013	7,801	UBS AG
JPY	55,890,000	USD	614,649	2/22/2013	3,390	UBS AG
USD	30,121,065	CHF	28,000,000	2/22/2013	652,127	UBS AG
USD	6,016,556	SEK	39,270,000	2/22/2013	157,657	UBS AG
NZD	20,160,000	USD	16,943,593	2/22/2013	45,551	UBS AG
GBP	14,700,000	USD	23,311,863	2/22/2013	25	UBS AG
Total unrealized appreciation					1,211,781

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	13,487,286	AUD	12,900,000	2/22/2013	(53,595)	UBS AG
CHF	19,470,000	USD	21,371,415	2/22/2013	(26,944)	UBS AG
EUR	920,000	USD	1,243,827	2/22/2013	(5,480)	UBS AG
SEK	8,900,000	USD	1,396,232	2/22/2013	(3,068)	UBS AG
CAD	5,540,000	USD	5,527,453	2/22/2013	(24,442)	UBS AG
USD	179,398	JPY	15,940,000	2/22/2013	(5,065)	UBS AG
USD	15,814,412	CAD	15,720,000	2/22/2013	(60,660)	UBS AG
Total unrealized depreciation					(179,254)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Mortgage-Backed Securities Pass-Throughs	$—	$1,858,070,191	$—	$1,858,070,191
Collateralized Mortgage Obligations	—	257,174,183	—	257,174,183
Government & Agency Obligations	—	58,426,075	—	58,426,075
Short-Term Investments (j)	30,683,926	—	—	30,683,926
Derivatives (k)
Purchased Options	21,875	8,017,917	—	8,039,792
Futures Contracts	1,347,739	—	—	1,347,739
Interest Rate Swap Contracts	—	2,091,608	—	2,091,608
Forward Foreign Currency Exchange Contracts	—	1,211,781	—	1,211,781
Total	$32,053,540	$2,184,991,755	$—	$2,217,045,295

Liabilities
Derivatives (k)
Written Options	$(159,375)	$(13,429,418)	$—	$(13,588,793)
Futures Contracts	(2,612,610)	—	—	(2,612,610)
Interest Rate Swap Contracts	—	(5,231,781)	—	(5,231,781)
Forward Foreign Currency Exchange Contracts	—	(179,254)	—	(179,254)
Total	$(2,771,985)	$(18,840,453)	$—	$(21,612,438)

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include options purchased, at value, unrealized appreciation (depreciation) on futures contracts, interest rate swaps, forward foreign currency exchange contracts and options written, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$—	$—	$1,032,527	$—
Interest Rate Contracts	$(1,264,871)	$(3,140,173)	$—	$(2,408,642)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013